Schedule of Fair Value Measured on Recurring Basis Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 24, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Ending balance		$ 550
Earnout Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance		1,240	$ 1,680	$ 1,680
Reclassification of warrant liabilities to equity
Change in fair value included in net loss		(960)	1,940	(440)	(31,879)
Ending balance		280	3,620	1,240	1,680
Liability Classified Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance		6,859	2,139	2,139
Reclassification of warrant liabilities to equity	$ 6,912	(6,912)
Change in fair value included in net loss		323	2,658	(804)	(1,415)
Ending balance		$ 270	$ 4,797	$ 6,859	$ 2,139